Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000011548 | O
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011548 | L
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011548 | I
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000011548 | F
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000011548 | C
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000011548 | A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011548 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000011548 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011548 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011548 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000155931 | O
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155931 | L
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155931 | I
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000155931 | F
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000155931 | C
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000155931 | A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155931 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000155931 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155931 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155931 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000011549 | O
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011549 | L
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011549 | I
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000011549 | F
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000011549 | C
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000011549 | A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011549 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000011549 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011549 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011549 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000065127 | O
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000065127 | L
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065127 | I
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000065127 | F
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000065127 | C
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000065127 | A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000065127 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000065127 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065127 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065127 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.70%
C000011562 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000011562 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011562 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000011562 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011562 | Databricks, Inc.-0.000--Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011562 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011562 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011562 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011562 | Opendoor Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011562 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011562 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011562 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011562 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011562 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011562 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011562 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000011562 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000011562 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.90%
C000011562 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.10%
C000155934 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000155934 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000155934 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000155934 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.60%
C000155934 | Databricks, Inc.-0.000--Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155934 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155934 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155934 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155934 | Opendoor Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155934 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155934 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155934 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155934 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155934 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155934 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155934 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000155934 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000155934 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.90%
C000155934 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.10%
C000011563 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000011563 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011563 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000011563 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.60%
C000011563 | Databricks, Inc.-0.000--Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011563 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011563 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011563 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011563 | Opendoor Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011563 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011563 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011563 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011563 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000011563 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011563 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011563 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000011563 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000011563 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.90%
C000011563 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.10%
C000113795 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000113795 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000113795 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000113795 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.60%
C000113795 | Databricks, Inc.-0.000--Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000113795 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113795 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113795 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000113795 | Opendoor Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113795 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113795 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	1.30%
C000113795 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	1.40%
C000113795 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000113795 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113795 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113795 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000113795 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000113795 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.90%
C000113795 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.10%
C000129401 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.00%
C000129401 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.80%
C000129401 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000129401 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.60%
C000129401 | Databricks, Inc.-0.000--Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000129401 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000129401 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000129401 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000129401 | Opendoor Technologies, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129401 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129401 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	1.30%
C000129401 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	1.40%
C000129401 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129401 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129401 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129401 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000129401 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000129401 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	20.90%
C000129401 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	40.10%
C000011555 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.10%
C000011555 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011555 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011555 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011555 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	9.10%
C000011555 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011555 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	65.30%
C000011555 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011555 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011555 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000011555 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000011555 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000011555 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011555 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011555 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011555 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011555 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011555 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000011555 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	23.60%
C000011555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	48.00%
C000155933 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155933 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155933 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155933 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155933 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	9.10%
C000155933 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000155933 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	65.30%
C000155933 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155933 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000155933 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000155933 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000155933 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155933 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155933 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155933 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155933 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000155933 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	23.60%
C000155933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	48.00%
C000011556 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.10%
C000011556 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011556 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011556 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011556 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	9.10%
C000011556 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011556 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	65.30%
C000011556 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011556 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011556 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000011556 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000011556 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000011556 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011556 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011556 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011556 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011556 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011556 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000011556 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	23.60%
C000011556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	48.00%
C000113792 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.10%
C000113792 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.80%
C000113792 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.40%
C000113792 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	3.30%
C000113792 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	9.10%
C000113792 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000113792 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	65.30%
C000113792 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000113792 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000113792 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000113792 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000113792 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000113792 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000113792 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000113792 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.90%
C000113792 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.40%
C000113792 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.00%
C000113792 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000113792 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	23.60%
C000113792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	48.00%
C000156275 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.10%
C000156275 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.80%
C000156275 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.40%
C000156275 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	3.30%
C000156275 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	9.10%
C000156275 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000156275 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	65.30%
C000156275 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000156275 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.70%
C000156275 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000156275 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000156275 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000156275 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000156275 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000156275 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.90%
C000156275 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156275 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.00%
C000156275 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000156275 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	23.60%
C000156275 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	48.00%
C000163600 | I
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163600 | F
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000163600 | C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163600 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000163600 | Sovereign
Holdings [Line Items]
Percent of Total Investments	0.30%
C000163600 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	12.20%
C000163600 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	14.80%
C000163600 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	22.30%
C000163600 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	22.60%
C000163600 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	27.80%
C000163598 | I
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163598 | F
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000163598 | C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163598 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000163598 | Sovereign
Holdings [Line Items]
Percent of Total Investments	0.30%
C000163598 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	12.20%
C000163598 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	14.80%
C000163598 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	22.30%
C000163598 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	22.60%
C000163598 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	27.80%
C000163599 | I
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163599 | F
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000163599 | C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163599 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000163599 | Sovereign
Holdings [Line Items]
Percent of Total Investments	0.30%
C000163599 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	12.20%
C000163599 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	14.80%
C000163599 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	22.30%
C000163599 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	22.60%
C000163599 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	27.80%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%
[5]	Amount is less than 0.05%
[6]	Amount is less than 0.05%
[7]	Amount is less than 0.05%
[8]	Amount is less than 0.05%
[9]	Amount is less than 0.05%